COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Growth Portfolio
Columbia LifeGoal® Balanced Growth Portfolio
Columbia LifeGoal® Income and Growth Portfolio
(each a "Fund" and collectively the "Funds")

Supplement dated December 8, 2011 to the Funds' prospectus dated August 1, 2011 offering Class A, B, C, R, R4 and T shares, as applicable, as supplemented

The prospectus for the Funds is revised and supplemented as follows:

(Columbia Small Cap Value Fund II - Classes ABCIR) | (Columbia Small Cap Value Fund II)
COLUMBIA FUNDS SERIES TRUST

Columbia Small Cap Value Fund II
(the "Fund")

Supplement dated December 8, 2011 to the Fund's prospectus
dated July 1, 2011 offering Class A, B, C, I and R shares, as supplemented

The prospectus for the Fund is revised and supplemented as follows:

Performance Information

The section entitled "Columbia Small Cap Value Fund II - Performance Information" is modified by deleting the first paragraph of the section and replacing it with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund's Class A shares (without applicable sales charges) for periods prior to January 23, 2006, the date on which Class R shares commenced operations. The returns shown for Class I shares include the returns of the Fund's Class Z shares, which are not offered in this prospectus, for periods prior to September 27, 2010, the date Class I shares commenced operations. The returns shown have not been adjusted to reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.